Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of major components of income tax expense

	2023 £m	2022 £m	2021 £m
Current year charge	570	412	361
Charge in respect of prior periods	(31)	25	(50)
Total current taxation	539	437	311
Total deferred taxation	(22)	62	(114)
Total	517	499	197

Schedule of reconciliation of standard rate of corporation tax

	2023 £m	2022 £m	2021 £m
Profit before tax	1,628	1,618	1,636
UK statutory rate of taxation of 23.5% (2022: 19%, 2021: 19%)	383	307	311
Differences in overseas taxation rates	(2)	72	105
Benefit of substance-based tax rulings	(21)	(15)	(18)
R&D tax credits	(6)	(3)	(2)
Tax losses not recognised	–	1	3
Permanent differences on disposals, acquisitions and transfers	155	–	(164)
Items non-deductible/taxable for tax purposes	55	56	3
Re-assessment of prior year estimates	(65)	5	(70)
Changes in tax rates	18	76	29
Total tax charge	517	499	197

Schedule of deferred tax assets and liabilities

	2023 £m	2022 £m
Deferred tax assets	265	220
Deferred tax liabilities	(3,487)	(3,601)
Total	(3,222)	(3,381)

Schedule of movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangibles £m	Pensions & other post-employment benefits £m	Tax losses £m	Intra-group profit £m	Other net temporary differences £m	Total £m
As at 1 January 2023	(90)	(3,641)	30	14	135	171	(3,381)
Exchange adjustments	6	153	(1)	(1)	(12)	(9)	136
(Charge)/credit to income statement	(10)	(125)	6	(2)	52	101	22
(Charge)/credit to statement of comprehensive income	–	–	(3)	–	–	3	–
Credit directly to equity	–	–	–	–	–	1	1
At 31 December 2023	(94)	(3,613)	32	11	175	267	(3,222)

	Accelerated capital allowances £m	Intangibles £m	Pensions & other post-employment benefits £m	Tax losses £m	Intra-group profit £m	Other net temporary differences £m	Total £m
As at 1 January 2022	(66)	(3,438)	50	9	117	283	(3,045)
Exchange adjustments	(6)	(233)	3	1	12	17	(206)
(Charge)/credit to income statement	(18)	(78)	1	4	6	23	(62)
(Charge)/credit to statement of comprehensive income	–	–	(24)	–	–	(44)	(68)
Reclassification and other movements	–	108	–	–	–	(108)	–
At 31 December 2022	(90)	(3,641)	30	14	135	171	(3,381)